Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 687,201,070	$ 100,004,521	¥ 502,949,894	¥ 257,015,929
Cost of revenues		153,360,262	22,317,660	117,066,090	59,656,877
Gross profit		533,840,808	77,686,861	385,883,804	197,359,052
Operating expenses:
Selling and marketing		272,927,356	39,717,589	185,999,704	73,485,259
General and administrative		81,595,277	11,874,103	107,620,500	155,334,386
Research and development		318,700,526	46,378,702	211,222,263	94,387,144
Total operating expenses		673,223,159	97,970,394	504,842,467	323,206,789
Loss from operations		(139,382,351)	(20,283,533)	(118,958,663)	(125,847,737)
Other income (expenses):
Late fees related to income tax					(11,464,741)
Late fees related to taxes other than income tax		(3,603)	(524)	(231,231)	(7,261,947)
Late fees related to social security insurance		(747,609)	(108,795)	(1,852,378)	(7,701,793)
Government grants		26,072,517	3,794,187	23,020,413	3,530,405
Financial expenses, net		(30,857,673)	(4,490,544)	(2,717,433)	(29,689,927)
Fair value changes of warrant liability		21,358	3,108
Other income (expense), net		551,760	80,295	(327,987)	4,063,743
Total other (expense) income, net		(4,963,250)	(722,273)	17,891,384	(48,524,260)
Loss before income taxes		(144,345,601)	(21,005,806)	(101,067,279)	(174,371,997)
Income tax expense		(1,133,504)	(164,952)	(4,937,122)	(17,454,245)
Net loss		(145,479,105)	(21,170,758)	(106,004,401)	(191,826,242)
Accretion to redemption value of convertible redeemable preferred shares		(137,991,697)	(20,081,159)	(130,662,326)	(16,610,297)
Net loss attributable to YS Group		(283,470,802)	(41,251,917)	(236,666,727)	(208,436,539)
Net loss		(145,479,105)	(21,170,758)	(106,004,401)	(191,826,242)
Other comprehensive income (loss): foreign currency translation adjustment		(137,500,062)	(20,009,614)	38,864,606	22,455,217
Total comprehensive loss		¥ (282,979,167)	$ (41,180,372)	¥ (67,139,795)	¥ (169,371,025)
Loss per share*:
– Basic and Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (1.56)	$ (0.23)	¥ (1.71)	¥ (3.1)
Weighted average number of ordinary shares outstanding*:
– Basic and Diluted (in Shares)	[1]	93,058,197	93,058,197	61,827,883	61,827,883

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.